091-16433fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2013 OCT -8 PM 3:23
SEC / MR

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2013
Estimated average burden hours per response	3.60

SEC
Mail Processing
Section
OCT 7 - 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035417

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   RevenueShares Ultra Dividend Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   RDIV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
October 4, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 07 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

October 4, 2013

RECEIVED
2013 OCT -8 PM 3:21
SEC / MR

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

SEC
Mail Processing
Section
OCT 7 - 2013
Washington DC
404

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

DBAP	db X-Trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
DBEU	db X-Trackers MSCI Europe Hedged Equity Fund
DBUK	db X-Trackers MSCI United Kingdom Hedged Equity Fund
EMCG	WisdomTree Emerging Markets Consumer Growth Fund
JDST	Direxion Daily Junior Gold Miners Index Bull 3X Shares
JNUG	Direxion Daily Junior Gold Miners Index Bull 3X Shares
MLPC	CTracks M/H MLP ETN
RDIV	RevenueShares Ultra Dividend Fund

If you have any questions about this filing, please contact me at (312) 663-2261.

Act	Securities [illegible] Act of 1934
Section	19b-4
Rule	[illegible]
Public Availability:	OCT 07 2013

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

440 South LaSalle Street • Suite 800 • Chicago, Illinois 60605 • (312) 663-2222